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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1.  Name and address of issuer
            Neuberger & Berman Equity Assets
            605 Third Avenue, 2d Floor
            New York, NY 10158-0006

2.  Name of each series or class of funds for which this notice is filed:
            Neuberger & Berman Focus Assets
            Neuberger & Berman Guardian Assets
            Neuberger & Berman Manhattan Assets
            Neuberger & Berman Partners Assets
            Neuberger & Berman Socially Responsive Trust

3.  Investment Company Act File Number:  811-8106

    Securities Act File Number:  33-82568

4.  Last day of fiscal year for which this notice is filed:  August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
    issuer's . 24f-2 declaration:      NA                            [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
              NA

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

9.  Number and aggregate sale price of securities sold during the fiscal year:
            10,446         $104,273

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
            10,446         $104273

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
            0              $0
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12. Calculation of registration fee:



  (i)        Aggregate sale price of          	$  104,273
             securities sold during the       	-------------------
             fiscal year in reliance on
             rule 24f-2 (from Item 10):

    (ii)     Aggregate price of shares
             issued in connection with        	+  0
             dividend reinvestment plans     	 -------------------
             (from Item 11, if
             applicable):

    (iii)    Aggregate price of shares
             redeemed or repurchased          	-  0
             during the fiscal  year (if      	--------------------
             applicable):

    (iv)     Aggregate price of shares
             redeemed or repurchased and
             previously applied as a          	+  0
             reduction to filing  fees        	--------------------
             pursuant to rule 24e-2 (if
             applicable)

    (v)      Net aggregate price of
             securities sold and issued
             during the fiscal year in        	$  104,273.00
             reliance on rule 24f-2 [line
             (I), plus line (ii), less        	--------------------
             line (iii), plus line (iv)]
             (if applicable):

    (vi)     Multiplier prescribed by
             Section 6(b) of the              	X  1/3300
             Securities Act of 1933 or
             other applicable law or          	--------------------
             regulation (see Instruction
             C.6):

    (vii)    Fee due [line  (I) or line       	$ 31.60
             (v) multiplied by line
             (vi)]:                           	--------------------



Instruction:   Issuers should  complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                              [ X ]

  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                  SIGNATURES


  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*      /s/ Michael J. Weiner
                                ---------------------------------

                                Michael J. Weiner, Vice President
                                ---------------------------------


  Date:     10/29/96
          -----------------


  *Please print the name and title of the signing officer below the signature
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